Share capital (Tables)	12 Months Ended
Sep. 30, 2025
Share Capital
Schedule of Authorized and Issued Capital Stock
		Common Shares
		Number	Amount
Balance, September 30, 2023	Note	33,832,784	115,041

Issuance of shares	(i)	10,024	30
Issuance of shares	(ii)	42,157	169
Transfer from contributed surplus		—	501
Exercise of options		252,700	667
Balance, September 30, 2024		34,137,665	116,408
Issuance of shares	(iii)	5,951,250	11,582
Transfer from contributed surplus		—	2,080
Exercise of warrants	(iv)	845,000	3,249
Exercise of options	Note 14(b)	1,175,005	1,547
Balance, September 30, 2025		42,108,920	134,866

Schedule of Stock Options
	Note	Number outstanding	Weighted average exercise price (US $)
Outstanding, September 30, 2023		4,714,388	2.44
Exercised during the year		(252,700)	2.65
Expired during the year		(24,400)	2.87
Granted		443,000	3.42
Outstanding, September 30, 2024		4,880,288	2.52
Exercised during the year	Note 14(a)	(1,175,005)	1.31
Expired during the year	Note 14(a)	(34,399)	3.34
Granted		854,000	3.37
Outstanding, September 30, 2025		4,524,884	3.44

Exercise price		Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price (US $)
$4.67	(Cdn 6.51)	340,000	0.25	340,000	4.67
$2.44	(Cdn 3.4)	514,000	9.53	163,333	2.44
$3.36	(Cdn 4.68)	414,666	8.51	178,673	3.36
$3.84	(Cdn 5.35)	992,715	7.53	272,391	3.84
$2.05	(Cdn 2.85)	235,000	6.72	235,000	2.05
$4.13	(Cdn 5.75)	20,000	6.16	20,000	4.13
$3.59	(Cdn 5)	1,494,667	5.95	694,667	3.59
$2.37	(Cdn 3.3)	238,268	4.95	238,268	2.37
$1.08	(Cdn 1.5)	99,000	3.83	99,000	1.08
$1.01	(Cdn 1.4)	55,180	2.40	55,180	1.01
$4.38	(Cdn 6.1)	10,667	1.83	10,667	4.38
$7.65	(Cdn 10.65)	101,121	1.25	101,121	7.65
$2.84	(Cdn 3.95)	9,600	0.36	9,600	2.84
		4,524,884		2,417,900	3.44

Schedule of stock-based compensation costs
Grant date	April 14, 2025

No of options	514,000
Share price	$2.44
Exercise price	$2.44
Average expected life in years	10
Volatility	84.59%
Risk-free weighted interest rate	2.96%
Dividend yield	—
Fair-value of options granted	$1,066

Grant date	August 15, 2025

No of options	340,000
Share price	$4.67
Exercise price	$4.67
Average expected life in years	0.25
Volatility	61.17%
Risk-free weighted interest rate	4.5%
Dividend yield	—
Fair-value of options granted	$244
Grant date	April 05, 2024
No of options	443,000
Share price	$3.44
Exercise price	$3.44
Average expected life in years	10
Volatility	87.98%
Risk-free weighted interest rate	3.58%
Dividend yield	—
Fair-value of options granted	$1,316

Schedule of Warrants
	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	1,711,924	$2.38
Expired	(291,924)	$5.92
Outstanding, September 30, 2024	1,420,000	$2.38
Outstanding, September 30, 2025	1,420,000	$0.63

Schedule of Warrant continuity
	Units	Fair Value ($)
Opening valuation as at Nov 9, 2022	1,754,340	3,259
Warrants exercised as at July 28, 2023	(841,499)	(1,409)
Fair value adjustment	—	(361)
Closing balance (September 30, 2023)	912,841	1,489
Fair value adjustment	—	(1,334)
Closing balance (September 30, 2024)	912,841	155
Warrants exercised as on August 11, 2025	(845,000)	(926)
Fair value adjustment	—	915
Closing balance (September 30, 2025)	67,841	144

Schedule of details of compensation options
	Number Outstanding	Exercise Price (CDN $)
Outstanding, September 30, 2023	17,522	4.95
Expired during the year	(17,522)	6.70
Outstanding, September 30, 2024, and 2025	—	—